RELATED PARTY DISCLOSURES (Details Narrative)											12 Months Ended				13 Months Ended
		Dec. 10, 2020 shares	May 18, 2020	Mar. 06, 2020 AUD ($) shares	Nov. 29, 2019 shares	Oct. 11, 2019 AUD ($) shares	Oct. 11, 2019 $ / shares	Jul. 15, 2019	Nov. 29, 2018 shares	Aug. 02, 2018 Integer shares	Jun. 30, 2021 AUD ($) shares Integer	Jun. 30, 2020 AUD ($) shares		Jun. 30, 2019 AUD ($)	Dec. 31, 2018 AUD ($)	Oct. 04, 2019 $ / shares
IfrsStatementLineItems [Line Items]
Number of shareholders that control more than 50% of the issued capital | Integer											0
Share-based payments expense | $											$ 714,578	$ (14,442)		$ 335,102
Investment | $											$ 11,018	$ 11,018
Number of shares issued price per share | $ / shares																$ 0.4
Options issued											521,850,000	538,000,000
Blockshine Health Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Investments in joint ventures accounted for using equity method | $														$ 250,000	$ 250,000
Ownership interest, percentage														49.00%	49.00%
Genetic Technologies HK Limited [Member]
IfrsStatementLineItems [Line Items]
Ownership interest, percentage											100.00%
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		125,000,000			76,250,000				76,250,000
Share-based payments expense | $											$ 622,725	$ 38,500		$ 104,441
Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued											15,000,000
Share-based payments expense | $											$ 38,500
Framework Agreement With Blockchain Global Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares proposed to be issued upon achievement of milestone										486,000,000
Number of tranches | Integer										3
Dr. Paul Kaisian [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued												57,500,000
Dr. Paul Kaisian [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued					7,500,000				7,500,000			7,500,000	[1]
Share-based payments expense | $	[1]											$ (11,229)
Dr. Paul Kaisian [Member] | Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued					25,000,000				25,000,000			25,000,000	[1]
Share-based payments expense | $	[1]											$ (37,431)
Dr. Paul Kaisian [Member] | Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued					25,000,000				25,000,000			25,000,000	[1]
Share-based payments expense | $	[1]											$ (27,708)
Dr Lindsay Wakefield [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		5,000,000			3,750,000				3,750,000		3,750,000
Share-based payments expense | $											$ 9,625
Mr Jerzy Muchnicki [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued									6,250,000
Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $											$ 60,000	$ 35,000
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		7,500.00			5,000,000				5,000,000		5,000,000
Share-based payments expense | $											$ 12,833
Mr Peter Rubinstein [Member] | Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		25,000,000
Mr Peter Rubinstein [Member] | Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		25,000,000
Mr Xue Lee [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued												3,750,000
Mr Xue Lee [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued					3,750,000				3,750,000			3,750,000	[2]
Share-based payments expense | $	[2]											$ (5,616)
Dr Jerzy Muchnicki [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		7,500,000			6,250,000						6,250,000
Share-based payments expense | $											$ 16,042
Dr Jerzy Muchnicki [Member] | Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		25,000,000
Dr Jerzy Muchnicki [Member] | Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		25,000,000
Mr Nicholas Burrows [Member] | Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		5,000,000
Mr Simon Morris [Member] | Class D Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		60,000,000
Mr. Stanley Sack [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $											143,172	38,500
Number of years of extensive experience			15 years
Mr. Stanley Sack [Member] | Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of rights issued		3,937,500
Blockshine Technology Corporation [Member]
IfrsStatementLineItems [Line Items]
Investment | $												43,380
Peter Rubinstein and Dr. George Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Sub-underwritten amount | $						$ 2,000,000
Total underwritten amount | $						$ 4,000,000
Description on transaction with related parties						the underwritten offer subsequently was sub-underwritten by Mr. Peter Rubinstein and Dr. Jerzy Muchnicki (each as up to A$1 million) in conjunction with a consortium of non-associated wholesale investors (also as sub-underwriters) who in aggregate equate to the underwritten amount of A$4 million, each in accordance with the terms of their separate sub-underwriting agreements with Lodge Corporate Pty Ltd (each a Sub-Underwriting Agreement).
Number of options issued calculated for every two shares						1
Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Number of unlisted options issued						125,000,000
Dr. George Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Number of unlisted options issued						125,000,000
Underwriter Option [Member]
IfrsStatementLineItems [Line Items]
Options expiration term						3 years
Exercise price of options | $ / shares							$ 0.008
Floor exercise price of options | $ / shares							$ 0.004
Lodge Corporate [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $												154,224
Underwriting of capital raise | $												$ 88,000
Percentage of underwriting capital raise												2.00%
Options issued				5,000,000
Value of option issued | $				$ 29,340
Mr. Philips Hains [Member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $											$ 224,971	$ 527,724
Number of years of extensive experience								30 years

[1]	Dr. Paul Kasian resigned on September 24, 2019.
[2]	Mr. Xue Lee resigned on July 9, 2019